UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (unaudited)
September 30, 2008

Seligman Capital Portfolio

	Shares or Principal Amount		Value

Common Stocks 95.5%
Aerospace and Defense 1.0%
Raytheon	1,400	shs.	$74,914

Airlines 1.3%
Delta Air Lines*	13,400		99,830

Auto Components 1.0%
Goodyear Tire & Rubber*	4,900		75,019

Biotechnology 3.9%
Acorda Therapeutics*	1,800		42,930
Cephalon*	2,200		170,478
Vertex Pharmaceuticals*	2,500		83,100

			296,508

Capital Markets 3.3%
Federated Investors (Class B)	1,000		28,850
Janus Capital Group	1,900		46,132
Lazard (Class A)	1,500		64,140
Northern Trust	1,500		108,300

			247,422

Chemicals 2.6%
Intrepid Potash*	1,100		33,154
The Mosaic*	1,300		88,426
Syngenta (ADR)	1,800		76,176

			197,756

Commercial Services and Supplies 0.8%
Clean Harbors*	900		60,795

Communications Equipment 4.9%
Comverse Technology*	8,400		80,388
F5 Networks*	6,500		151,970
Research In Motion*	2,100		143,430

			375,788

Construction and Engineering 3.2%
Foster Wheeler*	2,600		93,886
Quanta Services*	5,600		151,256

			245,142

Diversified Consumer Services 2.5%
H&R Block	1,700		38,675
Corinthian Colleges*	9,900		148,500

			187,175

Diversified Telecommunication Services 0.5%
Qwest Communications International	11,400		36,822

Electric Utilities 2.5%
ITC Holdings	3,700		191,549

Electrical Equipment 1.2%
Energy Conversion Devices*	1,500		87,375

Electronic Equipment, Instruments and Components 1.3%
Itron*	1,100		97,383

Energy Equipment and Services 9.3%
Diamond Offshore Drilling	1,600		164,896
National Oilwell Varco*	1,200		60,276
Noble	4,400		193,159
Parker Drilling*	7,600		60,952
Smith International	1,837		107,722
Weatherford International*	4,700		118,158

			705,163

Food and Staples Retailing 1.1%
Rite Aid*	103,400		86,856

Food Products 0.7%
Bunge	900		56,862

Health Care Equipment and Supplies 2.6%
Hologic*	5,700		110,181
Nuvasive*	1,700		83,861

			194,042

Health Care Providers and Services 4.7%
Express Scripts*	2,400		177,168
Health Net*	4,000		94,400
Quest Diagnostics	1,700		87,839

			359,407

Hotels, Restaurants and Leisure 4.4%
Bally Technologies*	3,500		105,980
Life Time Fitness*	7,300		228,271

			334,251

Household Durables 1.2%
Newell Rubbermaid	5,500		94,930

Industrial Conglomerates 0.7%
McDermott International*	2,200		56,210

Internet Software and Services 5.0%
Equinix*	1,100		76,406
SAVVIS*	22,888		307,615

			384,021

Life Sciences Tools and Services 3.2%
Illumina*	3,200		129,696
Waters*	1,900		110,542

			240,238

Machinery 3.2%
AGCO*	1,700		72,437
Joy Global	1,000		45,140
Lindsay	1,700		123,675

			241,252

Media 0.8%
Marvel Entertainment*	1,700		58,038

Metals and Mining 0.4%
Freeport-McMoRan Copper & Gold	600		34,110

Multi-Utilities 0.8%
Public Service Enterprise Group	1,800		59,022

Multiline Retail 0.9%
Kohl’s*	1,500		69,120

Oil, Gas and Consumable Fuels 1.9%
Goodrich Petroleum*	1,200		52,308
Massey Energy	2,500		89,175

			141,483

Pharmaceuticals 3.3%
Mylan Laboratories*	10,300		117,626
Sepracor*	7,200		131,832

			249,458

Real Estate Investment Trusts 0.7%
Annaly Capital Management	4,200		56,490

Semiconductors and Semiconductor Equipment 4.5%
Marvell Technology Group*	19,300		179,490
Microsemi*	6,500		165,620

			345,110

Software 9.8%
Activision Blizzard*	20,200		311,686
BMC Software*	5,600		160,328
Macrovision Solutions*	17,602		270,719

			742,733

Specialty Retail 4.6%
Abercrombie & Fitch (Class A)	3,900		153,855
Dick’s Sporting Goods	3,200		62,656
Guess?	3,800		132,202

			348,713

Wireless Telecommunication Services 1.7%
NII Holdings*	1,900		72,048
SBA Communications (Class A)*	2,300		59,501

			131,549

Total Common Stocks			7,262,536

Repurchase Agreement 6.3%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $482,001, collateralized by: $500,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $499,375	$482,000		482,000

Total Investments 101.8%			7,744,536

Other Assets Less Liabilities (1.8)%			(136,705)

Net Assets 100.0%			$7,607,831

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Prinicpal Amount	Value

US Government Securities 45.7%
US Treasury Bills:
0.335%, 10/30/2008	0.04%	$2,000,000	$1,999,468
1.983%, 11/20/2008	2.02	200,000	199,458
2.31%, 12/4/2008	2.35	450,000	448,197
US Treasury Notes:
4.5%, 2/15/2009	4.58	250,000	252,272
4.5%, 4/30/2009	4.58	1,000,000	1,013,854

Total US Government Securities			3,913,249

Commericial Paper 10.1%
General Electric Capital 2.432%, 10/15/2008	2.47	440,000	439,586
Wells Fargo 2.42%, 10/7/2008	2.46	425,000	424,829

Total Commericial Paper			864,415

Repurchase Agreements 44.2%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $2,139,003, collateralized by: $2,210,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $2,207,238	0.05	2,139,000	2,139,000

Fixed Income Clearing Corporation 0.15%, dated 9/30/2008, maturing 10/1/2008, in the amount of $1,647,007, collateralized by: $1,605,000 US Treasury Bonds 4.5%, 2/15/2036, with a fair market value of $1,701,300	0.15	1,647,000	1,647,000

Total Repurchase Agreements			3,786,000

Total Investments 100.0%			8,563,664

Other Assets Less Liabilities 0.0%			950

Net Assets 100.0%			$8,564,614

Seligman Common Stock Portfolio

	Shares, Shares Subject to Call/Put or Principal Amount		Value

Common Stocks 92.8%
Aerospace and Defense 2.9%
Boeing	300	shs.	$17,205
Honeywell International	800		33,240
Raytheon	600		32,106
United Technologies	400		24,024

			106,575

Air Freight and Logistics 1.2%
United Parcel Service (Class B)	700		44,023

Airlines 1.5%
Delta Air Lines*	2,500		18,625
Northwest Airlines*	3,000		27,090
UAL*	1,000		8,790

			54,505

Biotechnology 1.5%
Cephalon*	700		54,243

Capital Markets 2.9%
Bank of New York Mellon	700		22,806
Fortress Investment Group (Class A)	2,600		27,300
Janus Capital Group	800		19,424
Morgan Stanley	800		18,400
State Street	300		17,064

			104,994

Commercial Banks 1.4%
Wachovia	1,340		4,690
Wells Fargo	1,200		45,036

			49,726

Communications Equipment 4.6%
Cisco Systems*	1,670		37,675
Comverse Technology*	5,571		53,314
Nokia (ADR)	600		11,190
QUALCOMM	1,100		47,267
Research In Motion*	250		17,075

			166,521

Computers and Peripherals 1.8%
Apple*	200		22,732
Hewlett-Packard	900		41,616

			64,348

Construction and Engineering 0.4%
Foster Wheeler*	400		14,444

Consumer Discretionary Derivatives 1.2%
Consumer Discretionary Select Sector SPDR Fund	1,600		44,640

Consumer Finance 0.9%
American Express	900		31,887

Containers and Packaging 1.3%
Smurfit-Stone Container*	10,195		47,917

Diversified Financial Services 5.8%
Bank of America	2,840		99,400
CIT Group	2,800		19,488
Citigroup	600		12,306
JPMorgan Chase	1,740		81,258

			212,452

Diversified Telecommunication Services 3.6%
AT&T	2,300		64,216
Frontier Communications	2,200		25,300
Qwest Communications International	9,269		29,939
tw telecom*	1,000		10,390

			129,845

Electric Utilities 0.9%
Exelon	500		31,310

Electrical Equipment 1.1%
ABB (ADR)	800		15,520
Energy Conversion Devices	200		11,650
First Solar	50		9,445
JA Solar Holdings*	200		2,116

			38,731

Energy Equipment and Services 3.0%
Baker Hughes	250		15,135
Exterran Holdings*	300		9,588
Halliburton	600		19,434
Noble	400		17,560
Schlumberger	350		27,331
Transocean	200		21,968

			111,016

Financials Derivatives 1.0%
Financial Select Sector SPDR Fund	1,900		37,791

Food and Staples Retailing 1.6%
CVS/Caremark	900		30,294
Rite Aid*	34,332		28,839

			59,133

Health Care Equipment and Supplies 1.9%
Baxter International	300		19,689
Hologic*	1,200		23,196
Zimmer Holdings*	400		25,824

			68,709

Health Care Providers and Services 1.5%
Express Scripts*	300		22,146
Health Net*	893		21,075
UnitedHealth Group	473		12,009

			55,230

Household Products 1.5%
Procter & Gamble	800		55,752

Independent Power Producers and Energy Traders 0.5%
AES*	1,700		19,873

Industrial Conglomerates 2.2%
3M	200		13,662
General Electric	2,620		66,810

			80,472

Insurance 2.5%
American International Group	1,020		3,397
Hartford Financial Services Group	500		20,495
MetLife	700		39,200
Prudential Financial	407		29,304

			92,396

Internet Software and Services 3.5%
Google (Class A)*	115		46,060
SAVVIS*	2,679		36,006
Yahoo!*	2,688		46,502

			128,568

Machinery 0.3%
Deere	200		9,900

Media 0.7%
Comcast (Class A)*	1,300		25,519

Metals and Mining 2.2%
Alcoa	1,251		28,248
Barrick Gold	500		18,370
Freeport-McMoRan Copper & Gold	400		22,740
Nucor	300		11,850

			81,208

Multi-Utilities 1.0%
Public Service Enterprise Group	1,150		37,709

Multiline Retail 1.3%
Kohl’s*	500		23,040
Target	500		24,525

			47,565

Oil, Gas and Consumable Fuels 10.8%
Chesapeake Energy	850		30,481
Chevron	875		72,170
ConocoPhillips	780		57,135
El Paso	2,340		29,858
Exxon Mobil	1,860		144,448
Occidental Petroleum	300		21,135
Valero Energy	600		18,180
XTO Energy	450		20,934

			394,341

Pharmaceuticals 9.6%
Abbott Laboratories	800		46,064
Bristol-Myers Squibb	1,500		31,275
Forest Laboratories*	1,000		28,280
Merck	600		18,936
Mylan*	3,600		41,112
Pfizer	3,100		57,164
Schering-Plough	2,750		50,792
Sepracor*	1,200		21,972
Wyeth	1,451		53,600

			349,195

Semiconductors and Semiconductor Equipment 3.2%
Analog Devices	500		13,175
Intel	2,200		41,206
Marvell Technology Group*	5,498		51,132
MEMC Electronic Materials*	400		11,304

			116,817

Software 7.2%
Activision Blizzard*	3,400		52,462
BMC Software*	700		20,041
Macrovision Solutions*	3,742		57,552
Microsoft	3,410		91,013
Oracle*	2,100		42,651

			263,719

Specialty Retail 1.5%
Abercrombie & Fitch (Class A)	1,000		39,450
OfficeMax	1,878		16,695

			56,145

Tobacco 2.4%
Altria Group	1,560		30,950
Philip Morris International	1,160		55,796

			86,746

Wireless Telecommunication Services 0.4%
NII Holdings*	400		15,168

Total Common Stocks			3,389,133

Options Purchased* 0.7%
Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	1,000		4,800

Communications Equipment 0.0%
JDS Uniphase, Call expiring January 2009 at $15	2,500		250

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	800		40
Citigroup, Call expiring January 2009 at $30	1,300		624

			664

Food and Staples Retailing 0.0%
Rite Aid, Call expiring January 2009 at $5	8,700		435

Index Derivatives 0.5%
United States Oil Federation, Put expiring October 2008 at $80	700		6,860
United States Oil Federation, Put expiring October 2008 at $100	500		9,800

			16,660

Internet Software and Services 0.1%
Yahoo!, Call expiring January 2009 at $25	2,700		1,539
Yahoo!, Call expiring January 2009 at $30	1,400		168

			1,707

Pharmaceuticals 0.0%
Bristol-Myers Squibb, Call expiring January 2009 at $25	1,700		374
Wyeth, Call expiring October 2008 at $45	600		48

			422

Semiconductors and Semiconductor Equipment 0.0%
Marvell Technology Group, Call expiring January 2009 at $15	800		120
Marvell Technology Group, Call expiring January 2009 at $20	2,100		210

			330

Total Options Purchased			25,268

Short-Term Holdings 5.5%
Repurchase Agreement 2.9%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $107,000, collateralized by: $115,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $114,856	$107,000		107,000

Equity-Linked Notesøø 2.6%
Credit Suisse 39.54%, 11/21/2008 (a)	34,000		27,428
Deutsche Bank 37.5%, 11/20/2008 (b)	34,000		22,930
Goldman Sachs Group 34.6%, 10/2/2008 (c)	33,000		20,335
Lehman Brothers:
53.51%, 9/14/2008 (d)**	33,000		2,739
39.5%, 10/2/2008 (e)**	33,000		1,640
Morgan Stanley 37.05%, 10/17/2008 (f)	33,000		18,291

			93,363

Total Short-Term Holdings			200,363

Total Investments 99.0%			3,614,764

Other Assets Less Liabilities 1.0%			38,149

Net Assets 100.0%			$3,652,913

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value

Common Stocks 93.6%
Application Software 11.0%
Aspen Technology	1,800	shs.	$22,860
Autodesk*	70,600		2,368,630
Informatica*	14,400		187,056
Lawson Software*	9,600		67,200
Mentor Graphics*	118,800		1,348,380
Microsoft	18,500		493,765
Parametric Technology*	4,200		77,280

			4,565,171

Communications Equipment 8.9%
Cisco Systems*	81,400		1,836,384
F5 Networks*	7,000		163,660
NICE Systems (ADR)*	3,000		81,720
QUALCOMM	33,000		1,418,010
Riverbed Technology*	15,100		189,052

			3,688,826

Computer Hardware 2.8%
Apple*	6,600		750,156
Hewlett-Packard	9,100		420,784

			1,170,940

Computer Storage and Peripherals 11.7%
Electronics for Imaging*	64,400		897,092
EMC*	118,400		1,416,064
NetApp*	110,600		2,016,238
Seagate Technology	41,700		505,404

			4,834,798

Electronic Manufacturing Services 0.5%
HON HAI Precision Industry*	63,250		220,195

Health Care Distributors 2.4%
AmerisourceBergen	11,000		414,150
Cardinal Health	5,000		246,400
McKesson	6,200		333,622

			994,172

Health Care Equipment 2.1%
Advanced Medical Optics*	23,000		408,940
Becton, Dickinson	1,100		88,286
Kinetic Concepts*	13,000		371,670

			868,896

Internet Software and Services 15.5%
GigaMedia*	8,800		64,856
McAfee*	69,900		2,373,804
Open Text*	23,400		809,172
SonicWALL*	16,500		86,460
Symantec*	115,123		2,254,108
VeriSign*	31,727		827,440

			6,415,840

IT Consulting and Other Services 7.1%
Amdocs*	106,800		2,924,184

Life Sciences Tools and Services 0.6%
Applied Biosystems	7,500		256,875

Semiconductors 5.6%
Broadcom (Class A)*	6,900		128,547
Marvell Technology Group*	202,998		1,887,882
ON Semiconductor*	45,800		309,608

			2,326,037

Systems Software 14.0%
BMC Software*	74,400		2,130,072
Check Point Software Technologies*	107,100		2,435,454
Citrix Systems*	4,000		101,040
Macrovision Solutions	500		7,690
Oracle*	56,600		1,149,546

			5,823,802

Technical Software 9.9%
Cadence Design Systems*	85,700		579,332
Magma Design Automation*	22,600		90,852
Synopsys*	171,800		3,427,410

			4,097,594

Technology Distributors 1.5%
Avnet*	24,719		608,829

Total Common Stocks			38,796,159

Repurchase Agreement 8.1%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $3,357,005, collateralized by: $3,465,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $3,460,669	$3,357,000		3,357,000

Total Investments 101.7%			42,153,159

Other Assets Less Liabilities (1.7)%			(697,132)

Net Assets 100.0%			$41,456,027

Seligman Global Technology Portfolio

	Shares	Value

Common Stocks 97.8%
Canada 3.7%
Open Text* (Internet Software and Services)	3,200	$110,656
Research In Motion* (Communications Equipment)	1,300	88,790

		199,446

China 2.5%
AsiaInfo Holdings* (Internet Software and Services)	3,100	28,458
China Security & Surveillance Technology* (Electronic Equipment and Instruments)	2,000	27,760
Longtop Financial Technologies (ADR)* (Application Software)	3,700	52,133
VanceInfo Technologies (ADR)* (Application Software)	4,100	29,848

		138,199

Hong Kong 0.5%
China Mobile (Wireless Telecommunication Services)	2,500	25,031

India 1.9%
3i Infotech (Systems Software)	15,850	23,945
Rolta India (IT Consulting and Other Services)	15,708	80,279

		104,224

Israel 7.3%
Check Point Software Technologies* (Systems Software)	14,111	320,884
NICE Systems (ADR)* (Communications Equipment)	2,800	76,272

		397,156

Japan 4.2%
FUJITSU (Computer Hardware)	2,000	11,173
Ibiden (Electronic Components)	1,100	26,794
Murata Manufacturing (Electronic Components)	2,600	104,325
Nidec (Electronic Components)	900	55,356
Nissha Printing (Commercial Printing)	600	29,117

		226,765

Netherlands 0.6%
Koninklijke KPN (Integrated Telecommunication Services)	2,100	30,268

Taiwan 5.3%
Acer (Computer Hardware)	51,375	87,726
GigaMedia* (Internet Software and Services)	1,600	11,792
High Tech Computer (Computer Hardware)	4,000	62,173
HON HAI Precision Industry (Electronic Manufacturing Services)	28,750	102,292
Unimicron Technology Corporation (Electronic Components)	30,000	24,093

		288,076

United Kingdom 0.2%
Vodaphone Group (Wireless Telecommunication Services)	555	12,265

United States 71.6%
Advanced Medical Optics* (Health Care Equipment)	1,800	32,004
Amdocs* (IT Consulting and Other Services)	12,900	353,202
Apple* (Computer Hardware)	800	90,928
Ariba* (Internet Software and Services)	500	7,065
Aspen Technology* (Application Software)	4,541	57,671
Autodesk* (Application Software)	8,600	288,530
Avnet* (Technology Distributors)	3,608	88,865
BMC Software* (Systems Software)	9,200	263,396
Broadcom (Class A)* (Semiconductors)	900	16,767
Cadence Design Systems* (Technical Software)	9,800	66,248
Cisco Systems* (Communications Equipment)	7,500	169,200
Electronics for Imaging* (Computer Storage and Peripherals)	2,400	33,432
EMC* (Computer Storage and Peripherals)	10,300	123,188
Hewlett-Packard (Computer Hardware)	1,800	83,232
Informatica* (Application Software)	3,100	40,269
International Business Machines (Computer Hardware)	300	35,088
JDA Software Group* (Application Software)	2,445	37,188
Lawson Software* (Application Software)	5,400	37,800
Macrovision Solutions (Systems Software)	200	3,076
Magma Design Automation* (Technical Software)	4,500	18,090
Marvell Technology Group* (Semiconductors)	21,865	203,345
McAfee* (Internet Software and Services)	9,829	333,793
Mentor Graphics* (Application Software)	10,395	117,983
Microsoft (Application Software)	2,500	66,725
NetApp* (Computer Storage and Peripherals)	9,200	167,716
ON Semiconductor* (Semiconductors)	3,300	22,308
Oracle* (Systems Software)	6,800	138,108
QUALCOMM (Communications Equipment)	3,600	154,692
Seagate Technology (Computer Storage and Peripherals)	5,600	67,872
Sohu.com* (Internet Software and Services)	800	44,600
SonicWALL* (Internet Software and Services)	7,745	40,584
Symantec* (Internet Software and Services)	14,500	283,910
Synopsys* (Technical Software)	14,500	289,275
VeriSign* (Internet Software and Services)	4,000	104,320

		3,880,470

Total Investments 97.8%		5,301,900

Other Assets Less Liabilities 2.2%		118,956

Net Assets 100.0%		$5,420,856

Seligman International Growth Portfolio

	Shares	Value

Common Stocks 91.5%
Australia 1.8%
CSL (Biotechnology)	1,370	$41,271

Belgium 1.6%
Hansen Transmissions International* (Machinery)	9,002	37,458

Brazil 0.4%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	500	9,575

Canada 4.2%
Potash Corp. of Saskatchewan (Chemicals)	270	35,643
Research In Motion* (Communications Equipment)	900	61,470

		97,113

China 3.2%
LDK Solar (ADR)* (Semiconductors and Semiconductor Equipment)	680	20,414
Suntech Power Holdings (ADR)* (Electrical Equipment)	1,500	53,805

		74,219

Denmark 6.0%
Carlsberg (Class B) (Beverages)	938	71,710
Vestas Wind Systems (Electrical Equipment)	740	64,420

		136,130

France 12.1%
Alstom* (Electrical Equipment)	80	6,033
BNP Paribas (Commercial Banks)	686	65,947
Groupe Danone (Food Products)	515	36,493
L’Oreal (Personal Products)	358	35,352
Pernod Ricard (Beverages)	148	13,012
PPR* (Multiline Retail)	518	46,519
Societe Generale (Commercial Banks)	561	50,925
Sodexo (Hotels, Restaurants and Leisure)	385	22,814

		277,095

Germany 3.6%
Q-Cells* (Electrical Equipment)	131	11,006
SAP (Software)	802	43,066
Siemens (Industrial Conglomerates)	311	29,189

		83,261

Greece 0.5%
National Bank of Greece (Commercial Banks)	258	10,606

Israel 3.3%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	1,650	75,553

Japan 4.8%
Mitsui Fudosan (Real Estate Management and Development)	2,000	38,503
Mizuho Financial Group (Commercial Banks)	6	26,324
Nintendo (Software)	90	37,466
Uni-Charm (Household Products)	100	7,671

		109,964

Luxembourg 2.1%
Millicom International Cellular (Wireless Telecommunication Services)	700	48,069

Norway 1.1%
Renewable Energy (Electrical Equipment)	1,360	25,335

Russia 0.6%
OAO Gazprom (ADR)*† (Energy Equipment and Services)	400	12,854

Spain 0.5%
Iberdrola Renovables* (Independent Power Producers and Energy Traders)	2,438	10,611

Switzerland 15.5%
Julius Baer Holding (Capital Markets)	489	24,042
Nestle (Food Products)	2,414	104,410
Novartis (Pharmaceuticals)	1,251	65,434
Roche Holding (Pharmaceuticals)	436	67,967
Synthes (Health Care Equipment and Supplies)	228	31,493
UBS (Capital Markets)	2,840	49,096
Xstrata (Metals and Mining)	362	11,206

		353,648

Taiwan 3.3%
HTC* (Computers and Peripherals)	2,444	37,988
HTC (GDR)* (Computers and Peripherals)	611	36,965

		74,953

United Kingdom 26.9%
3i Group (Capital Markets)	5,151	65,019
ARM Holdings (Semiconductors and Semiconductor Equipment)	34,085	58,039
AstraZeneca (Pharmaceuticals)	1,284	56,191
Autonomy* (Software)	3,392	62,363
Barclays* (Commercial Banks)	4,068	24,712
British Airways* (Airlines)	6,904	20,803
Burberry Group (Textiles, Apparel and Luxury Goods)	1,852	12,978
Cadbury (Food Products)	2,700	27,188
Capita Group (Professional Services)	3,430	42,631
easyJet* (Airlines)	12,129	68,650
Michael Page International (Professional Services)	7,539	31,394
Next (Multiline Retail)	554	10,159
Reckitt Benckiser Group (Household Products)	2,143	103,760
J. Sainsbury (Food and Staples Retailing)	4,915	30,826

		614,713

Total Investments 91.5%		2,092,428

Other Assets Less Liabilities 8.5%		193,971

Net Assets 100.0%		$2,286,399

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount or Shares		Value

US Government and Government Agency Securities 52.5%
US Government Securities 31.4%
US Treasury Bonds:
5.375%, 2/15/2031	$16,000		$18,186
5%, 5/15/2037	38,000		42,284
US Treasury Inflation-Protected Security 2.375%, 1/15/2017	21,811		22,002
US Treasury Notes:
4.5%, 2/28/2011	95,000	‡	100,530
4.25%, 9/30/2012	80,000		84,775
3.875%, 10/31/2012	5,000		5,231
3.125%, 8/31/2013	85,000		85,678
4%, 2/15/2014	20,000		21,027
3.5%, 2/15/2018	60,000		58,856
3.875%, 5/15/2018	40,000		40,275
4%, 8/15/2018	50,000		50,727
US Treasury STRIPS Principal 7.5%, 11/15/2024##	90,000		43,341

			572,912

Government Agency Securitiesø 8.1%
Fannie Mae:
3.255%, 6/9/2010	15,000	‡	15,008
3.25%, 8/12/2010	10,000	‡	10,028
4.75%, 11/19/2012	10,000		10,351
5%, 7/9/2018	15,000		14,715
Federal Farm Credit 3.4%, 2/7/2013	40,000		39,036
Federal Home Loan Bank:
2.625%, 5/20/2011	45,000		44,032
5%, 11/17/2017	10,000		10,097
Freddie Mac 5%, 7/15/2014	5,000		5,207

			148,474

Government Agency Mortgage-Backed Securitiesø†† 13.0%
Fannie Mae:
4.5%, 12/1/2020#	17,028		16,729
5.355%, 4/1/2036#	20,470		20,716
5.961%, 8/1/2036#	20,163		20,762
6.5%, 9/1/2037	34,120		34,819
6.5%, TBA 10/2008	25,000		25,637
Freddie Mac 6.165%, 8/1/2036#	17,502		17,939
Freddie Mac Gold 5.5%, TBA 10/2008	100,000		100,641

			237,243

Total US Government and Government Agency Securities			958,629

Corporate Bonds 36.5%
Airlines 0.8%
Continental Airlines (Series A) 5.983%, 4/19/2022	20,000		15,400

Capital Markets 1.7%
Bank of New York Mellon 4.95%, 11/1/2012	15,000		14,275
Lehman Brothers Holdings 6.875%, 5/2/2018**	15,000		1,581
Merrill Lynch 6.05%, 5/15/2012	10,000		9,384
Northern Trust 5.5%, 8/15/2013	5,000		5,009

			30,249

Chemicals 0.5%
E.I. duPont de Nemours 5%, 1/15/2013	10,000		9,891

Computers and Peripherals 0.5%
Hewlett-Packard 5.5%, 3/1/2018	10,000		9,401

Consumer Finance 1.9%
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	5,000		4,646
Nissan Motor Acceptance 5.625%, 3/14/2011†	30,000		30,334

			34,980

Diversified Financial Services 3.8%
Bank of America 5.65%, 5/1/2018	20,000		16,876
Caterpillar Financial Services 6.2%, 9/30/2013	5,000		5,005
CIT Group 5.4%, 1/30/2016	5,000		2,423
Citigroup:
5.5%, 4/11/2013	20,000		17,474
6.5%, 8/19/2013	10,000		8,897
JPMorgan Chase 5.375%, 10/1/2012	5,000		4,835
NYSE Euronext 4.8%, 6/28/2013	15,000		14,295

			69,805

Diversified Telecommunication Services 1.5%
AT&T 5.5%, 2/1/2018	10,000		8,921
BellSouth 5.2%, 9/15/2014	15,000		14,085
Embarq 7.082%, 6/1/2016	5,000		4,058

			27,064

Electric Utilities 3.2%
Exelon Generation 6.2%, 10/1/2017	15,000		13,204
Indiana Michigan Power 6.05%, 3/15/2037	10,000		8,182
Southern Power 6.375%, 11/15/2036	20,000		17,225
Union Electric 6.4%, 6/15/2017	20,000		19,100

			57,711

Energy Equipment and Services 2.6%
Halliburton 6.7%, 9/15/2038	30,000		28,967
Nabors Industries 6.15%, 2/15/2018†	15,000		14,326
Weatherford International 7%, 3/15/2038	5,000		4,349

			47,642

Food and Staples Retailing 0.8%
Kroger 6.9%, 4/15/2038	10,000		9,307
Wal-Mart Stores 6.2%, 4/15/2038	5,000		4,576

			13,883

Food Products 1.4%
Corn Products 6%, 4/15/2017	20,000		20,708
General Mills 5.2%, 3/17/2015	5,000		4,804

			25,512

Health Care Providers and Services 0.7%
UnitedHealth Group 6.625%, 11/15/2037	15,000		12,646

Household Products 0.3%
Kimberly-Clark 6.125%, 8/1/2017	5,000		5,016

Industrial Conglomerates 1.2%
General Electric Capital 5.875%, 1/14/2038	10,000		7,394
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	15,000		14,429

			21,823

Insurance 1.9%
American General Finance 5.375%, 10/1/2012	10,000		5,470
Genworth Global Funding Trust 5.2%, 10/8/2010	15,000		13,585
Prudential Financial 5.7%, 12/14/2036	20,000		14,816

			33,871

Media 3.3%
Comcast 5.7%, 5/15/2018	5,000		4,372
Thomson Reuters 6.5%, 7/15/2018	35,000		33,532
Time Warner Cable 5.4%, 7/2/2012	15,000		14,280
Viacom 6.125%, 10/5/2017	10,000		9,087

			61,271

Metals and Mining 0.5%
Nucor 5.85%, 6/1/2018	10,000		9,541

Multi-Utilities 0.8%
Dominion Resources 5.6%, 11/15/2016	15,000		13,934

Multiline Retail 1.9%
J.C. Penney 6.375%, 10/15/2036	20,000		15,254
Safeway 6.35%, 8/15/2017	20,000		19,416

			34,670

Office Electronics 1.6%
Xerox:
5.5%, 5/15/2012	20,000		19,085
7.625%, 6/15/2013	10,000		10,133

			29,218

Oil, Gas and Consumable Fuels 1.2%
Encana 5.9%, 12/1/2017	15,000		13,410
XTO Energy 6.25%, 8/1/2017	10,000		9,451

			22,861

Pharmaceuticals 0.5%
Bristol-Myers Squibb 5.45%, 5/1/2018	10,000		9,460

Real Estate Investment Trusts 1.6%
Health Care Properties 6%, 1/30/2017	15,000		12,010
Prologis Trust 5.625%, 11/15/2016	15,000		12,797
Simon Property Group 6.125%, 5/30/2018	5,000		4,437

			29,244

Road and Rail 0.5%
Union Pacific 5.7%, 8/15/2018	10,000		9,330

Water Utilities 1.0%
American Water Capital 6.085%, 10/15/2017	20,000		18,531

Wireless Telecommunication Services 0.8%
Rogers Communications 6.8%, 8/15/2018	15,000		14,215

Total Corporate Bonds			667,169

Asset-Backed Securities†† 4.4%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	15,000		14,571
Centex Home Equity 5.257%, 12/25/2032#	19,243		7,554
Chase Issuance Trust 2.508%, 10/17/2011#	15,000		14,950
Irwin Home Equity 3.587%, 2/25/2034#	12,779		9,703
Structured Asset Securities 4.04%, 6/25/2033#	37,669		33,183

Total Asset-Backed Securities			79,961

Collateralized Mortgage Obligations†† 3.9%
Bank of America Mortgage Securities 4.519%, 7/25/2034#	6,019		5,665
GS Mortgage Loan Trust 5.327%, 7/25/2035#	17,426		15,461
Homestar Mortgage Acceptance 3.527%, 3/25/2034#	9,710		7,067
Indymac Index Mortgage Loan Trust 6.094%, 3/25/2036#†	28,771		18,429
Wells Fargo 4.729%, 7/25/2034#	27,227		24,393

Total Collateralized Mortgage Obligations			71,015

Foreign Government Agency Securities 0.5%
Corporacion Andina de Fomento 5.75%, 1/12/2017	10,000		9,253

Preferred Stocks 0.0%
Thrifts and Mortgage Finance 0.0%
Fannie Mae (Series S) 8.25%ø	150	shs.	327

Short-Term Holdings 8.8%
Repurchase Agreement 8.0%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $147,000, collateralized by: $155,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $154,806	$147,000		147,000

Corporate Bonds 0.8%
General Electric Capital 2.687%, 3/2/2009#	15,000	‡	14,733

Total Short-Term Holdings			161,733

Total Investments 106.6%			1,948,087

Other Assets Less Liabilities (6.6)%			(120,513)

Net Assets 100.0%			$1,827,574

Seligman Large-Cap Value Portfolio

	Shares or Principal Amount		Value

Common Stocks 99.2%
Aerospace and Defense 5.4%
Honeywell International	1,500	shs.	$62,325
United Technologies	1,300		78,078

			140,403

Capital Markets 5.2%
Bank of New York Mellon	2,499		81,417
Morgan Stanley	2,400		55,200

			136,617

Chemicals 6.1%
E. I. duPont de Nemours	2,200		88,660
Praxair	1,000		71,740

			160,400

Commercial Banks 5.6%
Regions Financial	4,000		38,400
U.S. Bancorp	3,000		108,060

			146,460

Communications Equipment 2.8%
Juniper Networks*	3,500		73,745

Computers and Peripherals 1.8%
Seagate Technology	4,000		48,480

Diversified Financial Services 8.9%
Bank of America	3,300		115,500
JPMorgan Chase	2,500		116,750

			232,250

Food and Staples Retailing 2.5%
Costco Wholesale	1,000		64,930

Food Products 2.7%
Tyson Foods (Class A)	6,000		71,640

Health Care Equipment and Supplies 4.9%
Baxter International	800		52,504
Medtronic	1,500		75,150

			127,654

Health Care Providers and Services 3.5%
Humana*	2,200		90,640

Independent Power Producers and Energy Traders 1.1%
AES*	2,500		29,225

Insurance 13.9%
MetLife	1,500		84,000
Prudential Financial	1,000		72,000
Travelers	2,000		90,400
Unum Group	4,700		117,970

			364,370

Machinery 2.9%
Caterpillar	1,300		77,480

Multiline Retail 2.2%
J.C. Penney	1,700		56,678

Oil, Gas and Consumable Fuels 10.2%
Chevron	900		74,232
Marathon Oil	2,000		79,740
Valero Energy	1,800		54,540
Williams Companies	2,500		59,125

			267,637

Pharmaceuticals 3.6%
Bristol-Myers Squibb	4,500		93,825

Road and Rail 5.6%
CSX	1,000		54,570
Union Pacific	1,300		92,508

			147,078

Specialty Retail 6.7%
The Gap	5,500		97,790
Lowe’s	3,300		78,177

			175,967

Tobacco 3.6%
Altria Group	1,400		27,776
Philip Morris International	1,400		67,340

			95,116

Total Common Stocks			2,600,595

Repurchase Agreement 1.3%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $34,000, collateralized by: $40,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $39,950	$34,000		34,000

Total Investments 100.5%			2,634,595

Other Assets Less Liabilities (0.5)%			(12,952)

Net Assets 100.0%			$2,621,643

Seligman Smaller-Cap Value Portfolio

	Shares or Principal Amount		Value

Common Stocks 100.2%
Aerospace and Defense 4.0%
Cubic	190,000	shs.	$4,672,100

Airlines 6.3%
Continental Airlines (Class B)*	170,000		2,835,600
Delta Air Lines*	600,000		4,470,000

			7,305,600

Beverages 2.9%
Central European Distribution*	75,000		3,405,750

Chemicals 2.8%
Minerals Technologies	55,000		3,264,800

Commercial Services and Supplies 6.4%
Brink’s	50,000		3,051,000
Waste Connections*	130,000		4,459,000

			7,510,000

Communications Equipment 3.0%
F5 Networks*	150,000		3,507,000

Computers and Peripherals 2.0%
Hypercom*	600,000		2,388,000

Construction and Engineering 1.6%
Shaw Group*	60,000		1,843,800

Diversified Consumer Services 2.1%
Sotheby’s Holdings	120,000		2,407,200

Electrical Equipment 9.2%
Belden	85,000		2,702,150
EnerSys*	160,000		3,153,600
SunPower (Class B)	43,884		3,030,161
Thomas & Betts*	46,500		1,816,755

			10,702,666

Energy Equipment and Services 4.4%
Exterran Holdings*	70,000		2,237,200
TETRA Technologies*	210,000		2,908,500

			5,145,700

Food Products 1.4%
Smithfield Foods*	100,000		1,588,000

Health Care Providers and Services 3.1%
WellCare Health Plans*	100,000		3,600,000

Health Care Technology 2.5%
Eclipsys*	140,000		2,933,000

Hotels, Restaurants and Leisure 5.8%
Panera Bread (Class A)*	50,000		2,545,000
Penn National Gaming*	90,000		2,391,300
Texas Roadhouse (Class A)*	200,000		1,798,000

			6,734,300

Insurance 15.3%
Aspen Insurance Holdings	140,000		3,850,000
W.R. Berkley	140,000		3,297,000
Endurance Specialty Holdings	100,000		3,092,000
Hanover Insurance Group	85,000		3,869,200
Infinity Property and Casualty	90,000		3,708,000

			17,816,200

IT Services 3.4%
CACI International (Class A)*	80,000		4,008,000

Machinery 2.0%
Mueller Industries	100,000		2,301,000

Multiline Retail 3.3%
Fred’s (Class A)	270,000		3,839,400

Personal Products 3.0%
Herbalife	90,000		3,556,800

Professional Services 3.0%
School Specialty*	112,000		3,493,280

Real Estate Investment Trusts 1.1%
FelCor Lodging Trust	185,000		1,324,600

Semiconductors and Semiconductor Equipment 3.1%
Cypress Semiconductor*	160,000		835,200
ON Semiconductor*	213,600		1,443,936
Varian Semiconductor Equipment Associates*	53,950		1,355,224

			3,634,360

Software 5.4%
Lawson Software*	390,000		2,730,000
Quest Software*	280,000		3,553,200

			6,283,200

Specialty Retail 3.1%
Pacific Sunwear of California*	225,000		1,514,250
Pier 1 Imports*	510,000		2,106,300

			3,620,550

Total Common Stocks			116,885,306

Repurchase Agreement 0.1%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $107,000, collateralized by: $115,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $114,856	$107,000		107,000

Total Investments 100.3%			116,992,306

Other Assets Less Liabilities (0.3)%			(307,911)

Net Assets 100.0%			$116,684,395

*	Non-income producing security.

**	Non-income producing security. Security in default.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.

øø

The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a) Energizer Holdings, Longs Drug Stores and Sepracor

(b) CIGNA, Hologic and Qwest Communications International

(c) Adobe Systems, UnitedHealth Group and Wyeth

(d) Delta Air Lines, Intel and Mylan

(e) Health Net, Kohl’s and Prudential Financial

(f) Comcast, Merck and Nokia ADR

‡	At September 30, 2008, these securities, with a total value of $140,299, were held as collateral for the TBA securities in the Investment Grade Fixed Income Portfolio.

#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2008.

##	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

ADR – American Depositary Receipts.

GDR – Global Depositary Receipts.

TBA – To-be-announced.

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2008

1.

Organization – Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end diversified management investment company consisting of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.

Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments in certain other funds in the Seligman Group of Investment Companies purchased by the Cash Management Portfolio to offset its liability for deferred directors’ fees are valued at net asset values or, for closed-end funds, closing market prices.

3.

Fair Value Measurements – On January 1, 2008, the Portfolios adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Portfolios’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Portfolios’ investments and other financial instruments as of September 30, 2008 based on the level of inputs used:

	Capital Portfolio	Cash Management Portfolio	Common Stock Portfolio

Valuation Inputs	Investments	Investments	Investments

Level 1 - Quoted Prices	$7,262,536	$0	$3,414,401
Level 2 - Other Significant Observable Inputs	482,000	8,563,664	200,363
Level 3 - Significant Unobservable Inputs	0	0	0

Total	$7,744,536	$8,563,664	$3,614,764

	Communucations and Information Portfolio	Global Technology Portfolio

Valuation Inputs	Investments	Investments

Level 1 - Quoted Prices	$38,796,159	$4,249,961
Level 2 - Other Significant Observable Inputs	3,357,000	1,051,939
Level 3 - Significant Unobservable Inputs	0	0

Total	$42,153,159	$5,301,900

	International Growth Portfolio		Investment Grade Fixed Income Portfolio

Valuation Inputs	Investments	Other Financial Instruments*	Investments

Level 1 - Quoted Prices	$341,494	$218	$327
Level 2 - Other Significant Observable Inputs	1,750,934	0	1,947,760
Level 3 - Significant Unobservable Inputs	0	0	0

Total	$2,092,428	$218	$1,948,087

	Large-Cap Value Portfolio	Smaller-Cap Value Portfolio

Valuation Inputs	Investments	Investments

Level 1 - Quoted Prices	$2,600,595	$116,885,306
Level 2 - Other Significant Observable Inputs	34,000	107,000
Level 3 - Significant Unobservable Inputs	0	0

Total	$2,634,595	$116,992,306

*	Represents foreign currency contracts, which are not reflected in the Schedules of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

4.

Risk – The following risks apply to some or all of the Portfolios. A Portfolio may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Portfolio investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Portfolio invests a substantial percentage of its assets in an industry, the Portfolio’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. A Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issues held by such Portfolio. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

5.

At September 30, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of purchased options and foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)

Capital	$9,498,417	$98,283		$1,852,164		$(1,753,881)
Cash Management	8,563,664	—		—		—
Common Stock	5,006,769	118,968		1,510,973		(1,392,005)
Communications and Information	49,127,143	516,492		7,490,476		(6,973,984)
Global Technology	6,315,452	79,450		1,094,079	**	(1,014,629	) **
International Growth	2,512,806	5,964	**	425,418		(419,454	) **
Investment Grade	2,048,203	15,581		115,697		(100,116)
Large-Cap Value	2,298,777	576,735		240,917		335,818
Smaller-Cap Value	124,674,270	16,203,219		23,885,183		(7,681,964)

**	Includes the effects of foreign currency translations.

6.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Fund’s investment manager. With the Acquisition completed and shareholders of each Portfolio of the Fund having previously approved (at a Special Meeting held on November 3, 2008) new investment management services agreements between the Fund (with respect to each Portfolio of the Fund) and RiverSource Investments and, if applicable, new subadvisory agreements, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.